Commitments and Contingencies Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009	Mar. 31, 2009	Dec. 31, 2011 Stipulation Agreement to Purchase Certain Professional Services [Member]	Dec. 31, 2010 Stipulation Agreement to Purchase Certain Professional Services [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Agreement With Pension Benefit Guaranty Corporation [Member]	Jan. 31, 2009 Agreement With Pension Benefit Guaranty Corporation [Member]
Product Liability Contingency [Line Items]
Guarantor Obligations, Maximum Exposure			$ 36									$ 30	$ 30
Stipulation agreement purchase commitment						13	14
Transformation costs						4			7
IBM outsourcing agreement length			10
Expenses Incurred under the IBM Outsourcing Agreement	4	18	13	80
Payment of Cure Amount under Settelement Agreement with IBM			11
IBM outsourcing agreement remaining commitment			22
Operating Leases, Future Minimum Payments Due, Current			31
Operating Leases, Future Minimum Payments, Due in Two Years			24
Operating Leases, Future Minimum Payments, Due in Three Years			18
Operating Leases, Future Minimum Payments, Due in Four Years			12
Operating Leases, Future Minimum Payments, Due in Five Years			9
Operating Leases, Future Minimum Payments, Due Thereafter			31
Operating Leases, Rent Expense	11	33	44	64
Bankruptcy Proceedings, Date Petition for Bankruptcy Filed			May 28, 2009
Plan of Reorganization, Date Plan is Effective			Oct. 01, 2010
Funding Deficiency of the UK Debtor Pension Plan					555
Funding Deficiency of the VES Pension Plan					118
Number of Employees Who filed Civil Actions Against Visteon Germany			600
Number of Employees Who Are in The Similar Situation as Those in Visteon Germany Civil Case			750
Reserve for Pending Pension Case			8
Amount In Excess of The Reserved Amount for Pension Case			8
Beginning balance								76	75	79
Accruals for products shipped								7	21	19
Changes in estimates								(2)	(12)	(4)
Settlements								(6)	(19)	(18)
Ending balance								75	65	76	79
Accrual for Environmental Loss Contingencies			$ 1